Intellectual Property (Details - Property) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	$ 382,378	$ 208,033
Less: accumulated amortization	(192,137)	(157,066)
Intellectual property, net	190,241	50,967
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	194,978	194,978
Internet Domain Name [Member]
Finite-Lived Intangible Assets [Line Items]
Intellectual property, gross	$ 187,400	$ 13,055